INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
INCOME TAXES
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax effect of deferred tax recognized	$ 322,897		$ 406,064
Change in unrecognized tax benefits	(782,752)	$ (1,340,844)	(958,210)
Income tax recovery	$ (459,855)	$ (1,340,844)	$ (552,146)
Percent of tax effect of R & D expenses deduction	100.00%		75.00%